Share-Based Payments - Schedule of Potential Shares from Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Potential Shares from Outstanding Warrants [Abstract]
Warrants ,Outstanding beginning	2,985,468	1,637,773
Number of warrants cancelled/forfeited during the year	(480,945)	(190,305)
Number of warrants granted during the year	3,364,000	1,538,000
Warrants ,Outstanding ending	5,868,523	2,985,468